Shareholders' Equity (Share Options, Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended				6 Months Ended		1 Months Ended	114 Months Ended	120 Months Ended	164 Months Ended		120 Months Ended	114 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Jul. 31, 2011 2003 Option Plan [Member]	Dec. 31, 2012 2003 Option Plan [Member]	Jun. 30, 2013 2003 Option Plan [Member]	Dec. 31, 2012 RiT Inc. Plan [Member]	Jun. 30, 2013 RiT Inc. Plan [Member]	Jun. 30, 2013 Non-employee Options [Member]	Dec. 31, 2012 Non-employee Options [Member] 2003 Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted	521,000		338,038	217,850						953,728	1,474,028	27,242		98,988	37,113
Share options outstanding			552,386	261,320	58,792	190,366				543,981	1,026,151	8,405	27,242
Share options available for grant										47,554	860,801		8,405
Stock options granted, exercise price			$ 3.77	$ 5.85			$ 3.54	$ 4.41
Compensation expense	$ 686,129	$ 92,201
Increase in share options authorized for grant									300,000
Unrecognized compensation cost related to share options			823,000
Options exercisable, average exercise price			$ 7.12	$ 8.24
Options exercisable			253,417	202,204
Options outstanding, weighted average exercise price			$ 5.35	$ 7.30
Options outstanding, weighted average remaining contractual life			3 years 11 months 16 days	2 years 5 months 27 days
Options exercised, total intrinsic value				$ 106,000